EXPENSES BY NATURE - Classified by nature (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EXPENSES BY NATURE
Depreciation and amortisation	R$ (2,866,699)	R$ (2,658,561)	R$ (2,499,104)
Labor expenses	(7,367,601)	(7,249,811)	(5,867,265)
Raw material and consumption material	(48,606,561)	(43,720,989)	(26,945,440)
Freight	(4,820,294)	(3,898,360)	(2,572,293)
Other expenses/income, net	(2,151,429)	(1,585,863)	(476,818)
Eletrobras compulsory loan recovery		1,391,280
Results in operations with subsidiary and joint ventures		(162,913)
Impairment of non-financial assets	0	0	(411,925)
Total Expenses	R$ (65,812,584)	R$ (57,885,217)	R$ (38,772,845)